Filed with the Securities and Exchange Commission on February 18, 2020

1933 Act Registration File No. 33-7699

1940 Act File No. 811-4786

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933, AS AMENDED
REGISTRATION NO. 33-7699 ☒
Post-Effective Amendment No. 68 ☒ and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED
REGISTRATION NO. 811-4786 ☒
Amendment No. 68 ☒ (Check appropriate box or boxes)

ARIEL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

200 East Randolph Street, Suite 2900,

Chicago, Illinois 60601

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 726-0140

Agent for service:	With copies to:

Arthur Don, Esq.	Mareilé B. Cusack, Esq.	Marcia Y. Lucas, Esq.
Greenberg Traurig, LLP	Ariel Investment Trust	The Northern Trust Co.
77 West Wacker Drive, Suite 3100	200 East Randolph Street, Suite 2900	50 S. LaSalle Street, B-7
Chicago, IL 60601	Chicago, IL 60601	Chicago, IL 60603
(312) 456-8438	(312) 726-0140	(312) 557-3361

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on February 1, 2020, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest of:

Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund

Explanatory Note:    This PEA No. 68 to the Registration Statement of Ariel Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 67 on Form N-1A filed January 27, 2020. This PEA No. 68 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 67 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 18th day of February, 2020.

ARIEL INVESTMENT TRUST

By:	/s/ James R. Rooney
James R. Rooney
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 68 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William C. Dietrich*	Lead Independent Trustee	February 18, 2020
William C. Dietrich

/s/ Eric H. Holder, Jr.*	Trustee	February 18, 2020
Eric H. Holder, Jr

/s/ Christopher G. Kennedy*	Trustee	February 18, 2020
Christopher G. Kennedy

/s/ Kim Y. Lew*	Trustee	February 18, 2020
Kim Y. Lew

/s/ William M. Lewis, Jr.*	Trustee	February 18, 2020
William M. Lewis, Jr.

/s/ Stephen C. Mills*	Trustee	February 18, 2020
Stephen C. Mills

/s/ John W. Rogers, Jr.*	Trustee	February 18, 2020
John W. Rogers, Jr.

/s/ James M. Williams*	Trustee	February 18, 2020
James M. Williams

/s/ Mellody L. Hobson* Mellody L. Hobson	Principal Executive Officer, President and Trustee	February 18, 2020

/s/ James R. Rooney James R. Rooney	Principal Financial Officer, Principal Accounting Officer and Treasurer	February 18, 2020

*By:	/s/ James R. Rooney
James R. Rooney
Attorney-in-fact

*James R. Rooney signs this document on behalf of each of the foregoing persons pursuant to the Powers of Attorney.

Exhibit Index

Description	Exhibit No.

XBRL Instance Document	EX-101. INS

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB

XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE